Financial instruments and risk management - Sensitivity analysis – exposure to interest rates – derivative financial instruments (Details) - SOFR - Interest rate risk - Derivative swaps - BRL (R$)
R$ in Thousands
	Mar. 31, 2026	Dec. 31, 2025
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (130,162)
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(253,566)
Probable (base value)
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ 476,472	R$ (851,428)